                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-146433


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

                                       AND

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                                DATED MAY 1, 2009

--------------------------------------------------------------------------------

Depending on the broker-dealer through which you purchase your contract, the following CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES apply to all Purchase Payments made on and after July 1, 2009:


--------------------------------------------------------------------------------
                                                                    PAYMENT
                                                                  ENHANCEMENT
                      PAYMENT ENHANCEMENT LEVEL                       RATE
--------------------------------------------------------------------------------
Under $250,000                                                        4.5%
--------------------------------------------------------------------------------
$250,000 - $499,999                                                   5.5%
--------------------------------------------------------------------------------
$500,000+                                                             6.5%
--------------------------------------------------------------------------------

The Payment Enhancement Rate currently being offered may increase, decrease, or be eliminated by us at any time.

The Payment Enhancement Level and the Payment Enhancement Rate currently being offered varies depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.





Dated:  July 1, 2009





                Please keep this Supplement with your Prospectus


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